Subsequent Events (Details)											1 Months Ended							3 Months Ended							12 Months Ended
	May 15, 2023 USD ($) $ / shares shares	Mar. 14, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Feb. 27, 2023 shares	Oct. 17, 2022 shares	Oct. 12, 2022 shares	Sep. 13, 2021 shares	Feb. 12, 2021 shares	Feb. 11, 2021 shares	Dec. 16, 2020 shares	May 12, 2023 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Jan. 31, 2023 shares	Oct. 18, 2022 $ / shares shares	Oct. 17, 2022 USD ($) shares	Feb. 16, 2021 shares	Jan. 24, 2021 shares	Apr. 14, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2008 USD ($)	Apr. 13, 2023 $ / shares	Mar. 30, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 13, 2023 USD ($)	Dec. 31, 2022	Dec. 22, 2022 USD ($)	Nov. 29, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 16, 2022 USD ($)	Sep. 09, 2022	Aug. 26, 2022 USD ($)	Aug. 17, 2022 USD ($)	Aug. 04, 2022	Jul. 22, 2022	Jul. 11, 2022	Jul. 01, 2022	May 31, 2022	May 17, 2022	Mar. 22, 2022 USD ($)	Mar. 16, 2022	Mar. 15, 2022	Feb. 01, 2022	Jan. 28, 2022 shares	Jan. 18, 2022 USD ($)	Oct. 29, 2021 USD ($)	Jul. 01, 2021	Mar. 18, 2021	Mar. 17, 2021	Mar. 16, 2021	Sep. 17, 2020	Mar. 31, 2020	Mar. 30, 2020	Mar. 18, 2020	Mar. 17, 2020	Mar. 16, 2020	Feb. 18, 2020
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage																																													10.00%			10.00%										10.00%		10.00%
Number of shares sold under offering									40,000
Common shares issued for extinguishment of debt (in Dollars) | $																			$ 1,426,000			$ 1,500,000
Common shares issued for extinguishment of debt					83,682														1,547,234	111,585	35,062	57,472	11,696	11,919
Cash acquired from acquisition (in Dollars) | $																										$ 1,667,000
Number of securities called by warrants or rights																																																		657,402
Warrant [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering														3,846,153
Warrants exercised for common shares														930,990
Exercise price of warrants (in Dollars per share) | $ / shares														$ 0.001
Warrants to purchase shares of common stock after adjustment								200,000						2,310,990		132,670
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt (in Dollars) | $																			$ 1,000
Common shares issued for extinguishment of debt																			1,547,234			57,472
Common stock issued in direct offering						52,513
CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent		50.00%
CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion, shares issued		1
Closing merger days		180 days
Spinoff transaction, stock price trigger (in Dollars per share) | $ / shares		$ 12
February 2023 Warrant Amendment [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering												324,918
Exercisable warrants per common share												0.33							0.33
September 2021 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt												232,675
Common stock issued in direct offering												76,794							324,918
March 2022 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt												751,867
Common stock issued in direct offering												248,124							324,918
Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering																			9,655,207
Sale of stock, consideration received on transaction (in Dollars) | $																			$ 15,400,000
Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering														253,112
Common stock issued in direct offering								93,334								40,000	77,334							210,668
Number of securities called by warrants or rights														3,846,153
Registered Direct Offering [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering							626,667
Common stock issued in direct offering								93,334						253,112		40,000	77,334
Exercise price of warrants (in Dollars per share) | $ / shares												$ 0.001		$ 0.001					$ 0.001
Warrants to purchase shares of common stock after adjustment																	258,065
Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent		50.00%
Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion, shares issued		1
Spinoff transaction, stock price trigger (in Dollars per share) | $ / shares		$ 12
Spinoff transaction, threshold consecutive trading days		20 days
Spinoff transaction, trading days		30 days
Cash acquired from acquisition (in Dollars) | $		$ 10,000,000
Subsequent Event [Member] | February 2023 Warrant Amendment [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering			324,918
Exercisable warrants per common share			0.33
Subsequent Event [Member] | September 2021 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering			76,794
Subsequent Event [Member] | March 2022 Warrants [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering			248,124
Subsequent Event [Member] | May 2023 Warrant Issuance [Member]
Subsequent Events (Details) [Line Items]
Warrants to purchase shares of common stock after adjustment	150,000,000
Number of securities called by warrants or rights	150,000,000
Aggregate offering price (in Dollars) | $	$ 1,500,000
Percent of lowest VWAP of common stock	90.00%
Minimum percent higher than prior trading Day	10.00%
Maximum percentage ownership of purchaser	9.99%
Placement fee upon issuance of warrants	2.75%
Placement fee upon warrants exercised for cash	5.50%
Subsequent Event [Member] | May 2023 Warrant Issuance [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.01
Subsequent Event [Member] | May 2023 Warrant Issuance [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares	$ 0.001
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering																			9,655,207
Sale of stock, consideration received on transaction (in Dollars) | $																			$ 15,400,000
Subsequent Event [Member] | Registered Direct Offering [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercise price of warrants (in Dollars per share) | $ / shares														$ 0.001
Subsequent Event [Member] | Registered Direct Offering [Member] | Pre-Funded Warrant [Member]
Subsequent Events (Details) [Line Items]
Common stock issued in direct offering													1,380,000
Warrants exercised for common shares													1,380,000
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering											12,046,742
Sale of stock, consideration received on transaction (in Dollars) | $											$ 4,100,000
Subsequent Event [Member] | May 2023 Warrant Issuance [Member]
Subsequent Events (Details) [Line Items]
Placement fee to agent (in Dollars) | $	$ 50,000
Minimum [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												1.15							$ 1.15
Minimum [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares																								$ 116.25
Minimum [Member] | Subsequent Event [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												1.15							1.15
Minimum [Member] | Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares											$ 0.22771
Maximum [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												1.86							1.86
Maximum [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares																								$ 150.75
Maximum [Member] | Subsequent Event [Member] | Equity Distribution Agreement [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares												$ 1.86							$ 1.86
Maximum [Member] | Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share) | $ / shares											$ 0.54
March 2020 Note Purchase Agreement and Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage					10.00%				10.00%			10.00%			10.00%				10.00%												10.00%						10.00%			10.00%		10.00%	10.00%	10.00%	10.00%		10.00%		10.00%				10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Common shares issued for extinguishment of debt (in Dollars) | $															$ 400,000
March 2020 Note Purchase Agreement and Promissory Note [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt															83,682
March 2020 Note Purchase Agreement and Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage												10.00%							10.00%
Common shares issued for extinguishment of debt (in Dollars) | $																			$ 900,000
March 2020 Note Purchase Agreement and Promissory Note [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage																																																									5.00%
March 2020 Note Purchase Agreement and Promissory Note [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible debt, conversion price (in Dollars per share) | $ / shares												$ 1.09							$ 1.09
March 2020 Note Purchase Agreement and Promissory Note [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage																																																												10.00%
March 2020 Note Purchase Agreement and Promissory Note [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible debt, conversion price (in Dollars per share) | $ / shares												$ 1.682							$ 1.682
July 2022 Note Purchase Agreement And Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage																																									10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt instrument, interest rate, stated percentage											10.00%
Common shares issued for extinguishment of debt (in Dollars) | $											$ 1,200,000							$ 1,100,000
July 2022 Note Purchase Agreement And Promissory Note [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible debt, conversion price (in Dollars per share) | $ / shares											$ 0.3336																$ 0.3336
July 2022 Note Purchase Agreement And Promissory Note [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible debt, conversion price (in Dollars per share) | $ / shares											$ 0.3966																$ 0.915
Common Class A [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio		0.0975222161241519
Common Class A [Member] | Cardinal Ventures Holdings [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering				599,999						700,000															599,999
Common Class A [Member] | Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio		0.0975222161241519
Common Class A [Member] | Subsequent Event [Member] | Cardinal Ventures Holdings [Member]
Subsequent Events (Details) [Line Items]
Number of shares sold under offering				599,999
Common Class A [Member] | March 2020 Note Purchase Agreement and Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt																			611,258
Common Class A [Member] | July 2022 Note Purchase Agreement And Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for extinguishment of debt											3,260,379							2,517,397
Common Class C [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio		0.345760584440175
Common Class C [Member] | Subsequent Event [Member] | CXApp Inc. [Member]
Subsequent Events (Details) [Line Items]
Spinoff transaction, conversion ratio		0.345760584440175
Game Your Game Note Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Debt, initial aggregate principal amount (in Dollars) | $																												$ 100,000	$ 30,000.00			$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000		$ 100,000	$ 100,000							$ 100,000					$ 200,000	$ 200,000
Debt instrument, interest rate, stated percentage												8.00%							8.00%												8.00%
Game Your Game Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt, initial aggregate principal amount (in Dollars) | $																														$ 30,000.00